Share Based Compensation (Details) - Schedule of Compensation to Employees	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Compensation to Employees [Abstract]
Expected term, in years	6 years 1 month 9 days	5 years 9 months 21 days
Expected volatility	51.75%	48.20%
Risk-free interest rate	4.23%	4.145%
Expected dividend yield	0.00%	0.00%